Note 10 - Voyage Revenues - Schedule of Voyage Revenues (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2023	May 06, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Voyage Revenue	$ 0		$ 597,223	$ 0
Costamare Bulkers Holdings Limited Predecessor [Member]
Voyage Revenue		$ 327,402		1,195,401
Nonrelated Party [Member]
Voyage Revenue			437,457	0	$ 0
Nonrelated Party [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Voyage Revenue		239,719		985,314	663,115
Nonrelated Party [Member] | Time Charters [Member]
Voyage Revenue			173,433
Nonrelated Party [Member] | Time Charters [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Voyage Revenue		70,217		263,045	228,818
Nonrelated Party [Member] | Voyage Charters and Contracts of Affreightment [Member]
Voyage Revenue			264,024
Nonrelated Party [Member] | Voyage Charters and Contracts of Affreightment [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Voyage Revenue		169,502		722,269	434,297
Related Party [Member]
Voyage Revenue			159,766	0	0
Related Party [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Voyage Revenue		87,683		210,087	0
Related Party [Member] | Time Charters [Member]
Voyage Revenue			5,118
Related Party [Member] | Voyage Charters and Contracts of Affreightment [Member]
Voyage Revenue			$ 154,648
Related Party [Member] | Voyage Charters [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Voyage Revenue		$ 87,683		$ 210,087	$ 0